Warrants Liabilities (Details) - Schedule of Carrying Value of the Warrants - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Value of the Warrants [Abstract]
Beginning Balance	$ 562,722
Recognized pursuant to the reverse acquisition transaction		7,625,996
Exercised during the year		(365,700)
Change in fair value during the period/year	575,224	(6,697,574)
Ending Balance	$ 1,137,946	$ 562,722